Provision for risks (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Guarantees	R$ 11,680	R$ 12,304
Tax [Member]
IfrsStatementLineItems [Line Items]
Guarantees	10,257	10,647
Labor [Member]
IfrsStatementLineItems [Line Items]
Guarantees	1,000	1,153
Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Guarantees	423	504
Real Estate Lawsuit [Member]
IfrsStatementLineItems [Line Items]
Guarantees	581	732
Real Estate Lawsuit [Member] | Tax [Member]
IfrsStatementLineItems [Line Items]
Guarantees	572	723
Real Estate Lawsuit [Member] | Labor [Member]
IfrsStatementLineItems [Line Items]
Guarantees	(0)	(0)
Real Estate Lawsuit [Member] | Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Guarantees	9	9
Letter Of Guarantee [Member]
IfrsStatementLineItems [Line Items]
Guarantees	11,099	11,572
Letter Of Guarantee [Member] | Tax [Member]
IfrsStatementLineItems [Line Items]
Guarantees	9,685	9,924
Letter Of Guarantee [Member] | Labor [Member]
IfrsStatementLineItems [Line Items]
Guarantees	1,000	1,153
Letter Of Guarantee [Member] | Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Guarantees	R$ 414	R$ 495